INVESTMENTS (DERIVATIVES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (458)	$ (555)	$ 706
Notional Amount	50,926	42,714
Asset Derivatives	13,585	12,055
Liability Derivatives	4,211	1,320
Gains (Losses) Reported In Earnings (Loss)	(1,497)	(316)
Derivative, Fair Value, Net	51	659
Futures
Derivatives, Fair Value [Line Items]
Notional Amount	5,086	7,089
Asset Derivatives	1	2
Liability Derivatives	1	3
Gains (Losses) Reported In Earnings (Loss)	(826)	(84)
Swaps
Derivatives, Fair Value [Line Items]
Notional Amount	3,529	1,359
Asset Derivatives	13	8
Liability Derivatives	67	21
Gains (Losses) Reported In Earnings (Loss)	(290)	(45)
Options
Derivatives, Fair Value [Line Items]
Notional Amount	11,465	7,358
Asset Derivatives	2,114	1,042
Liability Derivatives	1,154	652
Gains (Losses) Reported In Earnings (Loss)	727	14
Floors
Derivatives, Fair Value [Line Items]
Notional Amount	1,500	1,800
Asset Derivatives	11	61
Liability Derivatives	0	0
Gains (Losses) Reported In Earnings (Loss)	4	12
Swaps
Derivatives, Fair Value [Line Items]
Proceeds from Derivative Instrument, Financing Activities	1,007
Notional Amount	18,933	13,718
Asset Derivatives	246	351
Liability Derivatives	1,163	108
Gains (Losses) Reported In Earnings (Loss)	(224)	(8)
Derivative, Fair Value, Net	(154)
Futures
Derivatives, Fair Value [Line Items]
Notional Amount	6,926	8,685
Asset Derivatives	0	0
Liability Derivatives	0	0
Gains (Losses) Reported In Earnings (Loss)	0	(81)
Swaptions
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Asset Derivatives	0	0
Liability Derivatives	0	0
Gains (Losses) Reported In Earnings (Loss)	87	118
Credit default swaps
Derivatives, Fair Value [Line Items]
Notional Amount	2,757	2,442
Asset Derivatives	20	16
Liability Derivatives	15	38
Gains (Losses) Reported In Earnings (Loss)	15	(14)
Foreign currency Contracts
Derivatives, Fair Value [Line Items]
Notional Amount	730	263
Asset Derivatives	52	5
Liability Derivatives	6	4
Gains (Losses) Reported In Earnings (Loss)	45	7
Margin
Derivatives, Fair Value [Line Items]
Notional Amount	0
Asset Derivatives	107
Liability Derivatives	6
Gains (Losses) Reported In Earnings (Loss)	0
Collateral Contracts
Derivatives, Fair Value [Line Items]
Notional Amount	0
Asset Derivatives	712
Liability Derivatives	748
Gains (Losses) Reported In Earnings (Loss)	0
Net investment income (loss)
Derivatives, Fair Value [Line Items]
Gains (Losses) Reported In Earnings (Loss)	(462)	(81)
GMIB reinsurance contracts
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Asset Derivatives	10,309	10,570
Liability Derivatives	0	0
Gains (Losses) Reported In Earnings (Loss)	(261)	(141)
GIB and GWBL and Other Features
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Asset Derivatives	0	0
Liability Derivatives	164	184
Gains (Losses) Reported In Earnings (Loss)	(20)	(56)
SCS, SIO, MSO and IUL indexed features liability
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Asset Derivatives	0	0
Liability Derivatives	887	310
Gains (Losses) Reported In Earnings (Loss)	(754)	(38)
U.S. Treasury, government and agency
Derivatives, Fair Value [Line Items]
Available-for-Sale Securities, Amount Derecognized in Period	995
Available-for-Sale Securities, Fair Value of Amount Derecognized	888
Treasury Inflation Protected Securities
Derivatives, Fair Value [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (97)	$ (4)